SHARE CAPITAL AND SHARE BASED COMPENSATION - Time based RSU's (Details) - Time based restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share options:
Award vesting period (in years)	3 years
Nonvested, Number of Shares
Non vested RSU's starting balance (in shares)	343,000
Granted during the year (in shares)	97,215	0
Vested during the year (in shares)	(187,000)
Forfeited during the year (in shares)	(35,000)
Non vested RSU's ending balance (in shares)	218,000	343,000
Weighted average grant date fair value per share
Non vested RSU's starting balance (in dollars per share)	$ 9.71
Granted during the year (in dollars per share)	22.52
Vested during the year (in dollars per share)	11.28
Forfeited during the year (in dollars per share)	9.63
Non vested RSU's ending balance (in dollars per share)	$ 14.09	$ 9.71
Weighted average remaining contractual term (years)	1 year 2 months 12 days	1 year 1 month 6 days
Employee | CoolCo
Nonvested, Number of Shares
Non vested RSU's ending balance (in shares)	32,249